Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
CURRENT ASSETS
Cash and cash equivalents (Note 4)	$ 37,638	$ 65,547
Accounts receivable (net)
Trade (Note 5)	20,491	16,858
Other	5,655	5,324
Prepaid expenses and other	3,412	2,814
Inventory (Note 6)	812	413
Deferred income taxes (Note 17)	12,978	12,420
	80,986	103,376
LONG-TERM RECEIVABLE (Note 5)	149	296
CAPITAL ASSETS (Note 8)	10,236	9,287
GOODWILL (Note 9)	88,297	68,005
INTANGIBLE ASSETS (Note 10)	71,297	46,681
DEFERRED INCOME TAXES (Note 17)	23,945	31,279
	274,910	258,924
CURRENT LIABILITIES
Accounts payable	6,113	5,250
Accrued liabilities (Note 11)	12,373	12,415
Income taxes payable (Note 17)	2,354	1,318
Deferred revenue	7,320	6,636
	28,160	25,619
DEFERRED REVENUE	318	1,718
INCOME TAX LIABILITY (Note 17)	3,770	3,277
DEFERRED INCOME TAXES (Note 17)	5,620	9,754
	37,868	40,368
COMMITMENTS, CONTINGENCIES AND GUARANTEES (Note 12)
SHAREHOLDERS’ EQUITY
Common shares – unlimited shares authorized; Shares issued and outstanding totaled 62,654,284 at January 31, 2013 (January 31, 2012 – 62,432,727) (Note 13)	92,472	90,924
Additional paid-in capital	451,434	452,424
Accumulated other comprehensive income (loss)	1,869	(63)
Accumulated deficit	(308,733)	(324,729)
	237,042	218,556
	$ 274,910	$ 258,924